Premises, equipment and computer software - Narrative (Details) - Computer hardware and software in use $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Assets disposed of, carrying value removed	$ 54.8
Assets disposed of, accumulated depreciation removed	$ 54.8